Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Registrant Name	STARFIGHTERS SPACE, INC.
Entity Central Index Key	0001947016
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Tax Identification Number	92-1012803